Accounts payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable.
Schedule of accounts payable

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade creditors	4,994	3,691
Accounts payable to Board Members	909	2,343
Accounts payable to other related parties	183	83
Accounts payable to underwriters, promoters, and employees	4,575	2,572
Other accounts payable	8,546	4,807
Total accounts payable	19,207	13,496